Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Intangible assets, accumulated amortization	$ 14.5	$ 14.1	$ 12.4
Intangible liabilities, accumulated amortization	$ 12.7	$ 12.4	$ 11.4
Preferred stock, par value (in USD per share)	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	121,223	159,960	159,960
Preferred stock, shares outstanding	121,223	159,960	159,960
Common stock, par value (in USD per share)	$ 2.50	$ 2.50	$ 2.50
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	14,862,595	14,592,231	14,201,411
Common stock, shares outstanding	14,862,595	14,592,231	14,201,411